Acquisitions	12 Months Ended
Dec. 31, 2010
Acquisitions [Abstract]
Acquisitions
(4)	Acquisitions
Superior Completion Services
On August 30, 2010, the Company acquired certain assets (now operating as Superior Completion Services) from subsidiaries of Baker Hughes Incorporated (Baker Hughes) for approximately $54.3 million of cash. The assets purchased were used in Baker Hughes’ Gulf of Mexico stimulation and sand control business. Superior Completion Services provides the Company greater exposure to well completions and intervention projects earlier in the life cycle of the well.
The following table summarizes the consideration paid for Superior Completion Services and the fair value of the assets acquired and liabilities assumed at the acquisition date (in thousands):

Current assets	$30,728
Property, plant and equipment	31,853
Identifiable intangible assets	2,047
Current liabilities	(352)
Decommissioning liabilities	(10,000)

Total consideration paid	$54,276

Current assets include inventory consisting of sand control completion tools. Identifiable intangible assets include amortizable intangibles of $1.6 million related to brand names with a useful life of 10 years as well as $0.4 million of customer relationships with a useful life of 15 years. Decommissioning liabilities consist of contractual obligations to restore two chartered stimulation vessels to their original condition prior to returning to their respective owners.
The Company expensed a total of approximately $0.2 million of acquisition-related costs during the year ended December 31, 2010, which was recorded as general and administrative expenses in the consolidated statements of operations.
Hallin
On January 26, 2010, the Company acquired 100% of the equity interest of Hallin Marine Subsea International Plc (Hallin) for approximately $162.3 million of cash. Additionally, the Company repaid approximately $55.5 million of Hallin’s debt. Hallin is an international provider of integrated subsea services and engineering solutions, focused on installing, maintaining and extending the life of subsea wells. Hallin operates in international offshore oil and gas markets with offices and facilities located in Singapore, Indonesia, Australia, Scotland and the United States. The acquisition of Hallin provides the Company the opportunity to enhance its position in the subsea and well enhancement market through Hallin’s existing subsea assets (remotely operated vehicles, saturation diving systems, chartered and owned vessels) and newbuild vessel program.
The following table summarizes the consideration paid for Hallin and the fair value of the assets acquired and liabilities assumed at the acquisition date (in thousands):

Current assets	$42,096
Property, plant and equipment	147,721
Equity-method investments	1,299
Identifiable intangible assets	118,150
Current liabilities	(30,217)
Deferred income taxes	(8,130)
Other long term liabilities	(53,159)

Total consideration paid	$217,760

Identifiable intangible assets include goodwill of $93.7 million and amortizable intangibles of $24.5 million. Goodwill consists of assembled workforce, entry into new international markets and business lines, as well as synergistic opportunities created by including the operations of Hallin with the existing services of the Company. All of the goodwill was assigned to the Company’s subsea and well enhancement segment. None of the goodwill recognized is expected to be deductible for income tax purposes. Amortizable intangibles consist of tradenames and customer relationships that have a weighted average useful life of 18 years.
The fair value of the current assets acquired includes trade receivables with a fair value of $19.3 million. The gross amount due from customers was $21.4 million, of which $2.1 million was deemed to be doubtful.
The Company expensed a total of $0.7 million of acquisition-related costs during the year ended December 31, 2010, which was recorded as general and administrative expenses in the consolidated statements of operations. An additional $4.9 million of acquisition-related costs, a portion of which was related to foreign currency exchange loss, was expensed in the year ended December 31, 2009.
Hallin is the lessee of a dynamically positioned subsea vessel under a capital lease expiring in 2019 with a 2 year renewal option. Hallin owns a 5% equity interest in the entity that owns this leased asset. The entity owning this vessel had $31.3 million of debt as of December 31, 2010, all of which was non-recourse to the Company. The amount of the asset and liability under this capital lease is recorded at the present value of the lease payments. This vessel is depreciated using the units-of-production method based on the utilization of the vessel and is subject to a minimum amount of annual depreciation. The units-of-production method is used for this vessel because depreciation occurs primarily through use rather than through the passage of time. Depreciation expense for this asset under the capital lease was approximately $3.8 million from the date of acquisition through December 31, 2010. Included in other long-term liabilities at December 31, 2010 is $33.0 million related to the obligations under this capital lease.
Bullwinkle Platform
On January 31, 2010, Wild Well Control, Inc. (Wild Well), a wholly-owned subsidiary of the Company, acquired 100% ownership of Shell Offshore Inc.’s Gulf of Mexico Bullwinkle platform and its related assets, including 29 wells, and assumed the decommissioning obligation for such assets. Immediately after Wild Well acquired these assets, it conveyed an undivided 49% interest in these assets and the related well plugging and abandonment obligations to Dynamic Offshore Resources, LLC (Dynamic Offshore), which operates these assets. Additionally, Dynamic Offshore will pay Wild Well to extinguish its 49% portion of the well plugging and abandonment obligation (see note 5). In addition to the revenue generated from oil and gas production, the platform also generates revenue from several production handling arrangements for other subsea fields. At the end of their respective economic lives, Wild Well will plug and abandon the wells and decommission the Bullwinkle platform. This body of work will provide additional opportunities for our products and services in the Gulf of Mexico, especially during cyclical and slower seasonal periods.
The following table summarizes the fair value of the assets acquired and liabilities assumed as of the acquisition date (in thousands):

Current assets	$3,641
Notes receivable	81,465
Property, plant and equipment	41,453
Decommissioning liabilities	(126,559)

Total consideration paid	$—

Notes receivable consist of a commitment from the seller of the oil and gas properties to pay Wild Well upon the decommissioning of the platform. The gross amount of these notes total $115.0 million and are recorded at present value using an effective interest rate of 6.58%. The related discount is amortized to interest income based on the expected timing of the platform’s removal.
The Company expensed a total of $0.1 million of acquisition-related costs during the year ended December 31, 2010, which was recorded as general and administrative expenses in the consolidated statements of operations.
The revenue and earnings (losses) related to Superior Completion Services, Hallin and the Bullwinkle platform included in the Company’s consolidated statement of operations for the year ended December 31, 2010, and the revenue and earnings (losses) of the Company on a consolidated basis as if these acquisitions had occurred on January 1, 2009, with pro forma adjustments to give effect to depreciation, interest and certain other adjustments, together with related income tax effects, are as follows (in thousands, except per share amounts):

			Basic	Diluted
			earnings (loss)	earnings (loss)
	Revenue	Net income (loss)	per share	per share
Actual from date of acquisition through the period ended December 31, 2010	$192,063	$18,230	$0.23	$0.23

Supplemental pro forma for the Company:
Year ended December 31, 2010	$1,735,237	$74,326	$0.94	$0.93
Year ended December 31, 2009	$1,678,264	$(77,989)	$(1.00)	$(1.00)
The 2010 and 2009 supplemental pro forma earnings above were adjusted to exclude $1.0 million and $4.9 million, respectively, of acquisition-related costs incurred in each of these periods.
The Company has no off-balance sheet financing arrangements other than potential additional consideration that may be payable as a result of future operating performances of certain acquisitions. At December 31, 2010, the maximum additional contingent consideration payable was approximately $4.0 million and will be determined and payable through 2012. Since these acquisitions occurred before the Company adopted the revised authoritative guidance for business combinations, these amounts are not classified as liabilities and are not reflected in the Company’s financial statements until the amounts are fixed and determinable. The Company paid additional consideration of approximately $15.3 million for the year ended December 31, 2010, as a result of prior acquisitions. Of the consideration paid, $15.0 million was capitalized during the year ended December 31, 2010 and $0.3 million had been capitalized and accrued during 2009.